CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Mar. 31, 2022
Critical Accounting Estimates and Judgements [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting year. Actual outcomes could differ from these estimates. These Consolidated Financial Statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the year in which the estimate is revised and future years if the revision affects both current and future years. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgments, estimates and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements include warrants and fair value of share-based payments (note 10) and the fair value of financial instruments (note 15).

Ability to continue as a going concern

In order to assess whether it is appropriate for the Company to continue as a going concern, management is required to apply judgment and make estimates with respect to future cash flow projections.

In arriving at this judgment, there were a number of assumptions and estimates involved in calculating these future cash flow projections. This includes making estimates regarding the timing and amounts of future expenditures and the ability and timing of raising additional financing.

Business combinations

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date where the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Acquisition costs are expensed to profit or loss.

Contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

Non-controlling interest in the acquiree, if any, is recognized either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interest prior to obtaining control and the non-controlling interest in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. The measurement period is the period from the acquisition date to the date complete information about facts and circumstances that existed as of the acquisition date is received. However, the measurement period does not exceed one year from the acquisition date.

Acquisitions that do not meet the definition of a business combination are accounted for as an asset acquisition. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values.

Share based payments

The fair value of share-based compensation expenses are estimated using the Black-Scholes option pricing model and rely on a number of estimates, such as the expected life of the option, the volatility of the underlying share price, the risk-free rate of return, and the estimated rate of forfeiture of options or warrants granted.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the forecast for the next ten years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The determination of the Company’s CGUs is based on management’s judgement. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill and other intangibles with indefinite useful lives recognised by the Company. Future events could cause the assumptions used in the impairment review to change with a consequential adverse effect on the results of the Company.

Income Taxes

The Company computed an income tax provision in accordance with the applicable income tax laws. However, actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant authorities, which occurs subsequent to the issuance of the consolidated financial statements. Additionally, estimation of income taxes includes evaluation the recoverability of deferred tax assets based on an assessment of the ability to use the underlying future tax deductions before they expire against future taxable income. The assessment is based upon existing tax laws and estimates of future taxable income. The income tax provision is based on estimates of full-year earnings by jurisdiction. The average annual effective income tax rates are re-estimated at the end of each reporting period. To the extent that estimates and forecasts differ from actual results, adjustments are recorded in subsequent periods.